Inventories - Current (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories
Raw materials and consumables	$ 389	$ 369
Mold parts	51	52
Work-in-progress	114	85
Finished goods	730	847
Total current inventories	$ 1,284	$ 1,353	$ 1,186	$ 898